Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.80%	25.80%	25.80%
Unrecognized tax benefit, net	$ 108.9	$ 95.6
Unrecognized tax benefits which may be realized	32.5
Recognized interest (income) expense	0.8	(0.4)	$ (0.4)
Accrued interest and penalties	3.9	3.3
Total foreign net operating losses	529.1
Tax credits	6.0
Earnings retained by subsidiaries and equity accounted investments	1,200.0
Undistributed earnings not permanently reinvested	14.6
Deferred tax liabilities on unremitted earnings of certain subsidiary	0.7	0.7
Other Long-Term Assets
Operating Loss Carryforwards [Line Items]
Deferred tax assets	70.1	38.6
Other Long-Term Liabilities
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities	22.7	$ 12.8
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	128.5
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	316.0
UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	29.8
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8.7
Other Foreign Tax Authorities
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	46.1
Operating loss carryforwards not set to expire	$ 18.5